Award receivable	12 Months Ended
Jun. 30, 2026
Award receivable
Award receivable

14.Award receivable

During the year, the Group was a recipient of funding under an award from the United States Department of War in support of the advancement of the Pilot Mountain project. The total award available under the agreement is $6.2 million, subject to the incurrence of qualifying expenditure and compliance with the grant conditions.

As the award relates to exploration and evaluation activities, amounts recognised have been offset against the carrying value of the related exploration and evaluation asset.

Award funding recognised during the year totalled $4,048,515 (2025: $nil), of which $2,152,913 was received in cash during the year and $1,895,602 was recognised as a receivable as at 30 June 2026.

Management considers that all conditions relating to amounts recognised at 30 June 2026 had been satisfied. Future reimbursement awards remain subject to the submission and approval of qualifying claims in accordance with the award agreement.